JPMorgan Fundamental Data Science Mid Core ETF
Schedule of Portfolio Investments as of September 30, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 96.3%
Aerospace & Defense — 2.8%
HEICO Corp., Class A	408	83,134
Howmet Aerospace, Inc.	1,010	101,253
		184,387
Banks — 3.0%
First Citizens BancShares, Inc., Class A	12	22,092
First Horizon Corp.	3,304	51,311
M&T Bank Corp.	390	69,467
Regions Financial Corp.	2,552	59,538
		202,408
Biotechnology — 2.5%
Alnylam Pharmaceuticals, Inc. *	176	48,405
Natera, Inc. *	493	62,586
Sarepta Therapeutics, Inc. *	344	42,962
Viking Therapeutics, Inc. *	169	10,700
		164,653
Building Products — 3.1%
AAON, Inc.	396	42,705
Carlisle Cos., Inc.	138	62,065
Fortune Brands Innovations, Inc.	656	58,732
Masco Corp.	528	44,320
		207,822
Capital Markets — 4.7%
Ares Management Corp.	306	47,687
LPL Financial Holdings, Inc.	74	17,215
MSCI, Inc.	68	39,639
Northern Trust Corp.	476	42,854
Raymond James Financial, Inc.	684	83,763
State Street Corp.	746	65,999
Tradeweb Markets, Inc., Class A	114	14,098
		311,255
Chemicals — 2.2%
Axalta Coating Systems Ltd. *	1,093	39,556
Chemours Co. (The)	1,891	38,425
Dow, Inc.	800	43,704
LyondellBasell Industries NV, Class A	270	25,893
		147,578
Construction & Engineering — 1.5%
Quanta Services, Inc.	336	100,178
Construction Materials — 1.5%
Eagle Materials, Inc.	149	42,860
Martin Marietta Materials, Inc.	100	53,825
		96,685
Consumer Finance — 0.7%
Discover Financial Services	349	48,961

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Consumer Staples Distribution & Retail — 2.2%
BJ's Wholesale Club Holdings, Inc. *	584	48,168
Performance Food Group Co. *	672	52,665
US Foods Holding Corp. *	700	43,050
		143,883
Containers & Packaging — 2.0%
AptarGroup, Inc.	340	54,464
Ball Corp.	436	29,609
Packaging Corp. of America	235	50,619
		134,692
Distributors — 1.1%
Genuine Parts Co.	112	15,644
LKQ Corp.	1,106	44,151
Pool Corp.	42	15,826
		75,621
Electric Utilities — 2.8%
Edison International	538	46,855
PG&E Corp.	3,509	69,373
Xcel Energy, Inc.	1,068	69,740
		185,968
Electrical Equipment — 0.7%
AMETEK, Inc.	149	25,585
Hubbell, Inc.	42	17,991
		43,576
Electronic Equipment, Instruments & Components — 1.8%
TD SYNNEX Corp.	377	45,270
Teledyne Technologies, Inc. *	37	16,193
Zebra Technologies Corp., Class A *	164	60,733
		122,196
Energy Equipment & Services — 0.8%
TechnipFMC plc (United Kingdom)	1,938	50,834
Entertainment — 0.6%
Take-Two Interactive Software, Inc. *	274	42,117
Financial Services — 2.8%
Block, Inc. *	1,289	86,531
Fidelity National Information Services, Inc.	1,168	97,820
		184,351
Food Products — 1.8%
Archer-Daniels-Midland Co.	642	38,353
Hershey Co. (The)	262	50,246
Post Holdings, Inc. *	284	32,873
		121,472

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Ground Transportation — 1.6%
JB Hunt Transport Services, Inc.	293	50,493
Saia, Inc. *	127	55,532
		106,025
Health Care Equipment & Supplies — 1.6%
Dexcom, Inc. *	191	12,804
Envista Holdings Corp. *	2,246	44,381
Zimmer Biomet Holdings, Inc.	427	46,095
		103,280
Health Care Providers & Services — 3.2%
Cardinal Health, Inc.	566	62,554
Encompass Health Corp.	574	55,471
Humana, Inc.	157	49,728
Quest Diagnostics, Inc.	298	46,265
		214,018
Hotels, Restaurants & Leisure — 3.8%
Darden Restaurants, Inc.	284	46,613
Expedia Group, Inc. *	276	40,854
Hilton Worldwide Holdings, Inc.	313	72,146
Las Vegas Sands Corp.	654	32,922
Royal Caribbean Cruises Ltd.	331	58,706
		251,241
Household Durables — 1.9%
Garmin Ltd.	383	67,420
Toll Brothers, Inc.	390	60,251
		127,671
Household Products — 0.8%
Church & Dwight Co., Inc.	178	18,640
Reynolds Consumer Products, Inc.	1,072	33,339
		51,979
Industrial REITs — 1.2%
EastGroup Properties, Inc.	266	49,694
Rexford Industrial Realty, Inc.	640	32,199
		81,893
Insurance — 4.5%
Arch Capital Group Ltd. *	826	92,413
Arthur J Gallagher & Co.	83	23,354
Hartford Financial Services Group, Inc. (The)	582	68,449
Loews Corp.	667	52,726
Prudential Financial, Inc.	191	23,130
RLI Corp.	252	39,055
		299,127
IT Services — 1.9%
Cognizant Technology Solutions Corp., Class A	628	48,469

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
IT Services — continued
Gartner, Inc. *	98	49,662
MongoDB, Inc. *	110	29,739
		127,870
Life Sciences Tools & Services — 2.3%
IQVIA Holdings, Inc. *	253	59,953
Mettler-Toledo International, Inc. *	36	53,989
West Pharmaceutical Services, Inc.	130	39,021
		152,963
Machinery — 3.3%
AGCO Corp.	359	35,132
Dover Corp.	382	73,245
IDEX Corp.	209	44,830
Westinghouse Air Brake Technologies Corp.	380	69,073
		222,280
Media — 1.8%
Charter Communications, Inc., Class A *	114	36,945
Trade Desk, Inc. (The), Class A *	764	83,773
		120,718
Multi-Utilities — 2.7%
CMS Energy Corp.	1,002	70,771
Public Service Enterprise Group, Inc.	245	21,857
WEC Energy Group, Inc.	902	86,754
		179,382
Oil, Gas & Consumable Fuels — 3.2%
Cheniere Energy, Inc.	95	17,085
Coterra Energy, Inc.	1,837	43,996
Diamondback Energy, Inc.	427	73,615
Williams Cos., Inc. (The)	1,681	76,737
		211,433
Passenger Airlines — 0.7%
Delta Air Lines, Inc.	895	45,457
Pharmaceuticals — 0.6%
Jazz Pharmaceuticals plc *	329	36,654
Professional Services — 2.3%
Booz Allen Hamilton Holding Corp.	324	52,734
Leidos Holdings, Inc.	281	45,803
SS&C Technologies Holdings, Inc.	744	55,212
		153,749
Real Estate Management & Development — 0.8%
CBRE Group, Inc., Class A *	406	50,539
Residential REITs — 2.8%
AvalonBay Communities, Inc.	244	54,961
Equity LifeStyle Properties, Inc.	709	50,580

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Residential REITs — continued
Equity Residential	437	32,539
Mid-America Apartment Communities, Inc.	307	48,782
		186,862
Retail REITs — 0.8%
Regency Centers Corp.	722	52,150
Semiconductors & Semiconductor Equipment — 2.9%
Entegris, Inc.	470	52,889
Microchip Technology, Inc.	787	63,188
ON Semiconductor Corp. *	403	29,262
Teradyne, Inc.	360	48,215
		193,554
Software — 4.1%
Datadog, Inc., Class A *	313	36,014
Fair Isaac Corp. *	7	13,604
HubSpot, Inc. *	80	42,528
Manhattan Associates, Inc. *	181	50,930
nCino, Inc. *	288	9,098
Nutanix, Inc., Class A *	451	26,722
Palantir Technologies, Inc., Class A *	677	25,184
Tyler Technologies, Inc. *	122	71,214
		275,294
Specialized REITs — 2.8%
CubeSmart	1,048	56,414
SBA Communications Corp.	346	83,282
Weyerhaeuser Co.	1,290	43,679
		183,375
Specialty Retail — 3.2%
Bath & Body Works, Inc.	1,024	32,686
Best Buy Co., Inc.	520	53,716
Burlington Stores, Inc. *	182	47,954
Ross Stores, Inc.	390	58,699
Tractor Supply Co.	67	19,492
		212,547
Technology Hardware, Storage & Peripherals — 0.8%
Hewlett Packard Enterprise Co.	2,539	51,948
Super Micro Computer, Inc. *	10	4,164
		56,112
Textiles, Apparel & Luxury Goods — 1.4%
Ralph Lauren Corp.	262	50,794
Tapestry, Inc.	826	38,805
		89,599

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Trading Companies & Distributors — 0.7%
Core & Main, Inc., Class A *	985	43,734
Total Common Stocks (Cost $5,805,554)		6,398,143
Short-Term Investments — 3.4%
Investment Companies — 3.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (a) (b) (Cost $222,272)	222,272	222,272
Total Investments — 99.7% (Cost $6,027,826)		6,620,415
Other Assets Less Liabilities — 0.3%		22,628
NET ASSETS — 100.0%		6,643,043

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2024.
Futures contracts outstanding as of September 30, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 400 Micro E-Mini Index	7	12/20/2024	USD	220,339	5,618

Abbreviations
USD	United States Dollar

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,620,415	$—	$—	$6,620,415
Appreciation in Other Financial Instruments
Futures Contracts (a)	$5,618	$—	$—	$5,618

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer.

JPMorgan Fundamental Data Science Mid Core ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2024 (Unaudited) (continued)
The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2024
Security Description	Value at August 7, 2024(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2024	Shares at September 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.87% (b) (c)	$—	$311,956	$89,684	$—	$—	$222,272	222,272	$1,650	$—

(a)	Commencement of operations was August 7, 2024.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of September 30, 2024.